SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Accounts receivable net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Balance at December 31, beginning of the year	$ 3,223	$ 4,282
Credit loss expense	3,181	(519)
Write-offs	(49)	(540)
Balance at December 31, end of the year	$ 6,355	$ 3,223